Superannuation commitments	12 Months Ended
Sep. 30, 2020
Superannuation commitments
Superannuation commitments

Note 34. Superannuation commitments

Accounting policy

The Group recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through OCI.
Critical accounting assumptions and estimates

The actuarial valuation of plan obligations is dependent upon a series of assumptions, principally price inflation, salary growth, mortality, morbidity, discount rate and investment returns. Different assumptions could significantly alter the valuation of the plan assets and obligations and the resulting remeasurement recognised in OCI and the superannuation cost recognised in the income statement.

Westpac had the following defined benefit plans at 30 September 2020:

Date of last actuarial
assessment of the
Name of plan	Type	Form of benefit	funding status
Westpac Group Plan (WGP)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2018
Westpac New Zealand Superannuation Scheme (WNZS)[1]	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2017
Westpac Banking Corporation UK Staff Superannuation Scheme (UKSS)	Defined benefit	Indexed pension and lump sum	5 April 2018
Westpac UK Medical Benefits Scheme	Defined benefit	Medical benefits	n/a

1The 30 June 2020 actuarial assessment of the funding status of the WNZS will be available by January 2021. Where applicable, the 30 June 2020 interim valuation data has been used.

The defined benefit sections of the schemes are closed to new members. The Group has no obligation beyond the annual contributions for the accumulation or defined contribution sections of the schemes.

The WGP is the Group’s principal defined benefit plan and is managed and administered in accordance with the terms of its trust deed and relevant legislation in Australia. Its defined benefit liabilities are based on salary and length of membership for active members and inflation in the case of pensioners.

The defined benefit schemes expose the Group to the following risks:

▪      discount rate – reductions in the discount rate would increase the present value of the future payments;

▪      inflation rate – increases in the inflation rate would increase the payments to pensioners;

▪      investment risk – lower investment returns would increase the contributions needed to offset the shortfall;

▪      mortality risk – members may live longer than expected extending the cash flows payable by the Group;

▪      behavioural risk - higher proportion of members taking some of their benefits as a pension rather than a lump sum would increase the cash flows payable by the Group; and

▪      legislative risk – legislative changes could be made which increase the cost of providing defined benefits.

Investment risk is managed by setting benchmarks for the allocation of plan assets between asset classes. The long-term investment strategy will often adopt relatively high levels of equity investment in order to:

▪      secure attractive long term investment returns; and

▪      provide an opportunity for capital appreciation and dividend growth, which gives some protection against inflation.

Funding recommendations for the WGP, WNZS and the UKSS are made based on triennial actuarial valuations. The funding valuation of the defined benefit plans are based on different assumptions to the calculation of the defined benefit surplus/deficit for accounting purposes. Based on the most recent valuations, the defined benefit plan assets are adequate to cover the present value of the accrued benefits of all members with a combined surplus of $154 million (2019: $158 million). Current contribution rates are as follows:

▪      WGP – contributions are made to the WGP at the rate of 12.1% of members’ salaries;

▪      WNZS – contributions are made to the WNZS at the rate of 17% of members’ salaries; and

▪      UKSS – not required to make contributions under the 2018 actuarial assessment.

Contributions

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Employer contributions	26	28	26	27
Member contributions	10	11	10	11

Expected employer contributions for the year ended 30 September 2021 are $25 million.

Expense recognised

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Current service cost	44	33	37	43	32
Net interest cost on net benefit liability	8	(2)	1	8	(2)
Total defined benefit expense	52	31	38	51	30

Defined benefit balances recognised

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Benefit obligation at end of the year	2,880	2,799	2,790	2,710
Fair value of plan assets at end of the year	2,350	2,464	2,295	2,405
Net surplus/(deficit)	(530)	(335)	(495)	(305)
Defined benefit surplus[1]	71	73	71	73
Defined benefit deficit[2]	(601)	(408)	(566)	(378)
Net surplus/(deficit)	(530)	(335)	(495)	(305)

1.	The defined benefit surplus is recognised in other assets.
2.	The defined benefit deficit is recognised in other liabilities.

The average duration of the defined benefit obligation is 14 years (2019: 14 years).

Significant assumptions

	2020		2019
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	funds	funds	funds	funds
Discount rate	2.6%	0.7% - 1.5%	2.6%	1.1% - 1.8%
Salary increases	2.7%	3.0% - 4.6%	2.4%	3.0% - 4.9%
Inflation rate (pensioners received inflationary increase)	1.7%	2.0% - 3.1%	1.4%	2.0% - 3.4%
Life expectancy of a 60-year-old male	31.3	28.1 - 28.2	31.1	27.9 - 28.1
Life expectancy of a 60-year-old female	34.2	29.5 - 29.6	34.0	29.3 - 29.5

Sensitivity to changes in significant assumptions

The following table shows the impact of changes in assumptions on the defined benefit obligation for the WGP. No reasonably possible changes in the assumptions of the Group’s other defined benefit plans would have a material impact on the defined benefit obligation.

	Increase in obligation
$m	2020	2019
0.5% decrease in discount rate	230	205
0.5% increase in annual salary increases	19	14
0.5% increase in inflation rate (pensioners receive inflationary increases)	201	188
1 year increase in life expectancy	68	45

Asset allocation

	2020		2019
	Australian	Overseas	Australian	Overseas
$m	funds	funds	funds	funds
Cash	6%	1%	3%	3%
Equity instruments	45%	9%	45%	7%
Debt instruments	25%	4%	28%	5%
Property	8%	1%	10%	1%
Other assets	16%	85%	14%	84%
Total	100%	100%	100%	100%

Equity and debt instruments are mainly quoted assets while property and other assets are mainly unquoted. Other assets include infrastructure funds and private equity funds.